Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary): | THE HARTFORD STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD STRATEGIC INCOME FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD STRATEGIC INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Strategic Income Fund (the “Fund”).  Accordingly, as of April 2, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund and lower contractual expense limitations will apply to each class of the Fund’s shares.

Additionally, the frequency of the declaration of dividends for the Fund will be reduced to once per month.

Sub-Adviser, Management Fee and Contractual Expense Limitation Changes

Accordingly, as of April 2, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                   Your investment has a 5% return each year

•                   The Fund’s operating expenses remain the same

•                   You reinvest all dividends and distributions

•                   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
SupplementTextBlock2	ck0001006415_Supplementtextblock2

2.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return.  The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”), highly rated securities and foreign securities, including those from emerging markets.  The Fund may invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, securitized debt (such as mortgage-backed and asset-backed securities), convertible securities, preferred stock, and common stock.  The Fund may utilize derivatives including futures contracts, swaps and options, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes.  The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.  The Fund may trade securities actively and may invest in debt securities of any maturity.

SupplementTextBlock3	ck0001006415_Supplementtextblock3

3.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the heading “SUMMARY SECTION — MAIN RISKS” in the Prospectus, the following risk is added:

Swap Agreements Risk — A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

4.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

THE HARTFORD STRATEGIC INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	538
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	927
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
THE HARTFORD STRATEGIC INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	882
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	226
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	394
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	882
THE HARTFORD STRATEGIC INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3],[4]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	543
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,595
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	543
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,595
THE HARTFORD STRATEGIC INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNBX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,877
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	552
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	957
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,877
THE HARTFORD STRATEGIC INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNYX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	348
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	783
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	199
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	348
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	783
THE HARTFORD STRATEGIC INCOME FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	721
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,594
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	414
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	721
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,594
THE HARTFORD STRATEGIC INCOME FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,252
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	320
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	561
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,252
THE HARTFORD STRATEGIC INCOME FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	899
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	225
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	398
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	899

[1]	Expense information in the table has been restated to reflect current fees.
[2]	Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:0.95% (Class A), 1.70% (Class B), 1.70% (Class C), 0.70% (Class I), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y).In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.
[3]	under $1 million invested
[4]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.